Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2021	Sep. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of notes payable	$ 53,000		$ 4,700
Loans outstanding		$ 13,000			$ 13,000
Settlement of outstanding obligations	$ 316,919
Legal fees		264,000
Loan amount		67,941		$ 57,682
Service Agreement [Member[ | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital expenditure		100,000
Reimbursement expenses		$ 5,000